Restricted Equity Investments - Restricted Equity Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Restricted equity investments, at cost	$ 17,019	$ 17,886
FRB Stock [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Restricted equity investments, at cost	9,870	10,783
FHLBNY Stock [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Restricted equity investments, at cost	7,001	6,955
Atlantic Central Bankers Bank Stock [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Restricted equity investments, at cost	$ 148	$ 148